Share capital - Narrative (Details) $ / shares in Units, shares in Millions, $ in Millions				3 Months Ended	12 Months Ended
	Dec. 20, 2023 shares	Jan. 03, 2023 shares	Feb. 03, 2021 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2023 Vote / shares shares	Dec. 31, 2021 USD ($)
Common Share capital
Common shares issued (in shares)			21.0
Share issue price (in dollars per share) | $ / shares			$ 25.00
Share issue related cost | $						$ 25
Subordinate voting shares
Common Share capital
Number of votes per common share | Vote / shares					1
Common shares issued (in shares)				17.0
Share issue price (in dollars per share) | $ / shares				$ 34.00
Subordinate voting shares | WillowTree
Common Share capital
Common shares issued (in shares)		6.0
Multiple voting shares
Common Share capital
Number of votes per common share | Vote / shares					10
Share split ratio			4.5		4.5
Multiple voting shares | Baring Private Equity Asia
Common Share capital
Common shares issued (in shares)			82.0
Shares issued (in shares)			22.0
Common shares converted (in shares)	33.0
Proportion of voting rights held by non-controlling interests	10.50%
Initial Public Offering
Common Share capital
Common shares issued (in shares)			21.0
Share issue price (in dollars per share) | $ / shares			$ 25.00
Gross proceeds from issuing shares | $			$ 525
Proceeds from issuing shares | $			500
Share issue related cost | $			34
Deferred tax expense (income) | $			$ 9
Initial Public Offering | Baring Private Equity Asia
Common Share capital
Common shares sold (in shares)			22.0
Multiple voting shares to subordinate voting shares
Common Share capital
Number of shares converted to subordinate voting shares (in shares)				14.0
Unissued Subordinate Voting Shares Reserved for Issuance Under our Share-based Compensation Plans
Common Share capital
Number of shares authorised (in shares)					17.0
Unissued Subordinate Voting Shares Reserved for Issuance Under Employee Share Purchase plan
Common Share capital
Number of shares authorised (in shares)					5.0